Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests: Xiamen Airlines Company Limited (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	¥ 16,738	¥ 24,072	[1]
Non-current assets	290,190	222,877	[1]
Current liabilities	(95,490)	(83,687)	[1]
Non-current liabilities	(134,109)	(84,793)	[1]
Net assets	77,329	78,469	[1]
Carrying amount of non-controlling interests	13,223	13,212	[1]
Revenue	154,322	143,623		¥ 127,806	[2]
Profit for the year	3,084	3,364	[1]	6,898	[1],[3]
Total comprehensive income	3,001	3,619	[1]	7,011	[1],[3]
Profit allocated to non-controlling interests	444	469	[1]	937	[1],[3]
Net cash generated from operating activities	31,175	15,388	[1]	17,732	[1]
Net cash (used in) / generated from investing activities	(14,427)	(20,517)	[1]	(8,236)	[1]
Net cash used in financing activities	¥ (21,833)	¥ 5,220	[1]	¥ (6,796)	[1]
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 3,010	¥ 4,029
Non-current assets	53,855	43,234
Current liabilities	(15,494)	(14,397)
Non-current liabilities	(22,233)	(13,678)
Net assets	19,138	19,188
Carrying amount of non-controlling interests	9,003	9,035
Revenue	32,612	30,225
Profit for the year	784	915
Total comprehensive income	798	1,111
Profit allocated to non-controlling interests	350	393
Dividend paid to non-controlling interests	45	68
Net cash generated from operating activities	8,259	3,559
Net cash (used in) / generated from investing activities	(1,990)	889
Net cash used in financing activities	¥ (6,097)	¥ (4,363)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).